                                   DIRECTORS
                               J. Kevin Callaghan
                                Steven C. Phelps
                                Frank S. Bayley
                                Madelyn B. Smith
                                Graham Anderson

                               PRINCIPAL OFFICERS
                      Otis P. Heald III (Tres), President
                    Lisa P. Guzman, Treasurer and Secretary

                               INVESTMENT ADVISER
                         Badgley, Phelps and Bell, Inc.
                         1420 Fifth Avenue, Suite 4400
                           Seattle, Washington 98101
                                www.badgley.com

                                 ADMINISTRATOR,
                         TRANSFER AGENT AND DIVIDEND --
                                DISBURSING AGENT
                       Firstar Mutual Fund Services, LLC
                                  Third Floor
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                               Firstar Bank, N.A.
                             615 E. Michigan Street
                              Milwaukee, WI 53202

                                  DISTRIBUTOR
                         Rafferty Capital Markets, Inc.
                             550 Mamaroneck Avenue
                            Harrison, New York 10528

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                     100 East Wisconsin Avenue, Suite 1500
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
                              780 N. Water Street
                           Milwaukee, Wisconsin 53202


                               SEMI-ANNUAL REPORT

                               November 30, 1999

                                    BADGLEY
                                  FUNDS, INC.

                              Badgley Growth Fund

                             Badgley Balanced Fund

                              [BADGLEY FUNDS LOGO]


                              www.badgleyfunds.com

                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS..................................      1

STATEMENT OF ASSETS AND LIABILITIES.....................      2

STATEMENT OF OPERATIONS.................................      3

STATEMENT OF CHANGES IN NET ASSETS......................      4

FINANCIAL HIGHLIGHTS....................................      6

SCHEDULE OF INVESTMENTS.................................      8

NOTES TO FINANCIAL STATEMENTS...........................     16

                              [BADGLEY FUNDS LOGO]

                              BADGLEY FUNDS, INC.

                              BADGLEY FUNDS, INC.
                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1999

Dear Shareholder:

December 31 brought to a close one of the most dramatic years in stock market history. On the face of it, 1999 was a banner year for stocks. The S&P 500 Index posted its fifth straight year of returns greater than 20%, the NASDAQ index had its best year ever, and the newly reconstituted Dow Jones Industrial Average rose to record heights. However, index performance can be very deceiving, as the drama behind the numbers suggests.

Even as the S&P 500 Index turned in another year of strong gains, half of the stocks in the Index posted negative returns for 1999. Only 30% of the stocks in the S&P 500 actually beat the Index itself, and almost one-third of these were up more than 100%. In other words, strong portfolio returns generally required owning a very small number of stocks, almost all concentrated in a single sector -- technology.

The extraordinary leadership shown by technology stocks is the undisputed top story in the stock market today. Over the past five years, we have witnessed a tremendous growth in new technologies that are challenging and transforming virtually every sector of our economy. Though the rate of price appreciation among technology stocks may not be sustainable, the revolutionized economy in which we find ourselves is certainly here to stay.

We are pleased to report another year of competitive returns for your funds, despite the selective market environment of 1999. As you know, we diversify investments across economic sectors and focus our energies on selecting the best companies within these sectors. While this aspect of our philosophy disadvantaged us last year relative to styles that concentrate in one segment of the economy or in a particular stock, our diversified approach has provided our clients with strong returns and reduced risk.

In keeping with our desire to own the best companies, we recently eliminated two positions from your mutual fund: Franklin Resources and ServiceMaster Co. Franklin Resources has been challenged in recent years by its out-of-favor equity products, and by its bond funds, which have been negatively affected by rising interest rates. These problems have led Franklin's clients to sell its funds, reducing the compounding gains supporting its growth rate.

Similarly, we sold ServiceMaster because of a decline in earnings visibility. After reporting disappointing earnings last quarter, management announced that it would be investing in a number of new business initiatives over the next few years, which will result in an even further decline in earnings growth. While these initiatives may lead to rising earnings in the future, we are not satisfied with management's projections and would prefer to invest in companies with more certain earnings prospects.

While stock investors had much to applaud, bondholders had a difficult year. In the two- to ten-year maturity range, interest rates soared nearly two percentage points (on average) while the 30-year Treasury yield climbed from 5.1% to 6.5% in only twelve months. A move in interest rates of this magnitude has not occurred since 1994, when the Fed raised short-term interest rates by 225 basis points, and wreaked havoc on the bond market. A myriad of factors contributed to the rise in market interest rates during 1999: recovering overseas economies, a continued strong domestic economy, rising oil prices and the Fed raising short-term interest rates by 75 basis points. As for the new year, bond investors remain worried about more rate hikes in the Fed's script, especially if the Y2K transition is smooth and we continue to see robust ongoing economic strength.

During these volatile times, the Badgley Funds have continued to prosper and now have assets in excess of $27 million. Since our last report to you our outside directors have nominated Graham S. Anderson as a director of Badgley Funds, Inc. Mr. Anderson joins other Badgley Funds' outside directors Madelyn Smith and Frank Bayley. Mr. Anderson is past president, chairman and CEO of Pettit-Morry Co., an insurance brokerage. Also, he is a director at the U.S. Ski Hall of Fame and at Tully's Coffee Co. Previously he served as a director of a number of for-profit companies and numerous ski-related, not-for-profit organizations. We are fortunate to have him on our board.

As we move into the investment challenges and opportunities of 2000, we look forward to providing you with the same quality investment products you have come to expect from the Badgley Funds. If you have any questions, comments or suggestions for us, we invite you to call at 877-223-4539 or go to our web site at www.badgleyfunds.com. We appreciate your business, and wish you a happy and prosperous new year.

Sincerely,

/s/ Otis P. Heald III
Otis P. Heald III (Tres), CFA
President, Badgley Funds, Inc.

                              BADGLEY FUNDS, INC.
                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               NOVEMBER 30, 1999

                                                                BALANCED FUND    GROWTH FUND
                                                                -------------    -----------
ASSETS:
  Investments, at market value (cost of $16,745,646 and
     $7,606,477, respectively)..............................     $17,826,255     $9,117,269
  Cash......................................................              --         83,468
  Dividends receivable......................................           4,471          4,459
  Interest receivable.......................................         123,640            370
  Organization costs, net of accumulated amortization.......          18,747         18,750
  Receivable from Adviser...................................              --          2,175
  Other assets..............................................           9,162          7,311
                                                                 -----------     ----------
     Total assets...........................................      17,982,275      9,233,802
                                                                 -----------     ----------
LIABILITIES:
  Accrued expenses and other liabilities....................          36,712         41,279
  Payable to Adviser........................................           3,009             --
  Payable to Custodian......................................             344             --
                                                                 -----------     ----------
     Total liabilities......................................          40,065         41,279
                                                                 -----------     ----------
NET ASSETS..................................................     $17,942,210     $9,192,523
                                                                 ===========     ==========
NET ASSETS CONSIST OF:
  Capital stock.............................................     $16,961,245     $7,827,232
  Accumulated undistributed net investment income (loss)....          49,901        (26,782)
  Accumulated undistributed net realized loss on
     investments............................................        (149,545)      (118,719)
  Net unrealized appreciation on investments................       1,080,609      1,510,792
                                                                 -----------     ----------
     Total net assets.......................................     $17,942,210     $9,192,523
                                                                 ===========     ==========
  Shares outstanding (par value of $.01, 500,000,000 shares
     authorized)............................................       1,624,773        749,989
                                                                 ===========     ==========
  Net Asset Value, Redemption Price and Offering Price Per
     Share..................................................     $     11.04     $    12.26
                                                                 ===========     ==========

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      STATEMENT OF OPERATIONS (UNAUDITED)
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999

                                                                BALANCED FUND    GROWTH FUND
                                                                -------------    -----------
INVESTMENT INCOME:
  Dividend income...........................................      $  30,510       $ 26,701
  Interest income...........................................        239,067          5,272
                                                                  ---------       --------
     Total investment income................................        269,577         31,973
                                                                  ---------       --------
EXPENSES:
  Investment advisory fees..................................         78,198         39,914
  Administration fees.......................................         15,006         15,059
  Shareholder servicing and accounting fees.................         22,653         21,221
  Distribution fees.........................................         21,722          9,978
  Custody fees..............................................          6,043          6,546
  Federal and state registration fees.......................         13,456          6,924
  Professional fees.........................................         12,608         17,033
  Reports to shareholders...................................          4,024          4,412
  Amortization of organization costs........................          2,813          2,810
  Directors' fees and expenses..............................            774            561
  Other.....................................................          3,769          3,524
                                                                  ---------       --------
  Total expenses before waiver and reimbursement............        181,066        127,982
  Less: Waiver of expenses and reimbursement from Adviser...        (68,113)       (68,112)
                                                                  ---------       --------
       Net expenses.........................................        112,953         59,870
                                                                  ---------       --------
NET INVESTMENT INCOME (LOSS)................................        156,624        (27,897)
                                                                  ---------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments..........................       (115,774)       (47,212)
  Change in unrealized appreciation (depreciation) on
     investments............................................        653,942        696,259
                                                                  ---------       --------
       Net realized and unrealized gain (loss) on
          investments.......................................        538,168        649,047
                                                                  ---------       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........      $ 694,792       $621,150
                                                                  =========       ========

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 BALANCED FUND       BALANCED FUND
                                                               SIX MONTHS ENDED     JUNE 25, 1998(1)
                                                               NOVEMBER 30, 1999        THROUGH
                                                                  (UNAUDITED)         MAY 31, 1999
                                                               -----------------    ----------------
OPERATIONS:
  Net investment income....................................       $   156,624         $   102,072
  Net realized loss on investments.........................          (115,774)            (33,771)
  Change in unrealized appreciation (depreciation) on
     investments...........................................           653,942             426,668
                                                                  -----------         -----------
     Net increase in net assets resulting from
       operations..........................................           694,792             494,969
                                                                  -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income...............................          (156,153)            (84,465)
                                                                  -----------         -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold................................         2,329,694          16,671,176
  Proceeds from shares issued to holders in reinvestment of
     dividends.............................................           146,065              72,890
  Cost of shares redeemed..................................        (1,596,597)           (680,161)
                                                                  -----------         -----------
     Net increase in net assets resulting from capital
       share transactions..................................           879,162          16,063,905
                                                                  -----------         -----------
TOTAL INCREASE IN NET ASSETS...............................         1,417,801          16,474,409
                                                                  -----------         -----------
NET ASSETS:
  Beginning of period......................................        16,524,409              50,000
                                                                  -----------         -----------
  End of period (including undistributed net investment
     income of $49,901 and $49,431, respectively)..........       $17,942,210         $16,524,409
                                                                  ===========         ===========

---------------
(1) Commencement of operations.

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  GROWTH FUND         GROWTH FUND
                                                               SIX MONTHS ENDED     JUNE 25, 1998(1)
                                                               NOVEMBER 30, 1999        THROUGH
                                                                  (UNAUDITED)         MAY 31, 1999
                                                               -----------------    ----------------
OPERATIONS:
  Net investment loss......................................       $  (27,897)          $  (18,860)
  Net realized loss on investments.........................          (47,212)             (71,507)
  Change in unrealized appreciation (depreciation) on
     investments...........................................          696,259              814,533
                                                                  ----------           ----------
     Net increase in net assets resulting from
       operations..........................................          621,150              724,166
                                                                  ----------           ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income...............................               --              (14,494)
                                                                  ----------           ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold................................        2,539,035            6,119,128
  Proceeds from shares issued to holders in reinvestment of
     dividends.............................................               --               14,347
  Cost of shares redeemed..................................         (471,402)            (389,407)
                                                                  ----------           ----------
     Net increase in net assets resulting from capital
       share transactions..................................        2,067,633            5,744,068
                                                                  ----------           ----------
TOTAL INCREASE IN NET ASSETS...............................        2,688,783            6,453,740
                                                                  ----------           ----------
NET ASSETS:
  Beginning of period......................................        6,503,740               50,000
                                                                  ----------           ----------
  End of period (including undistributed net investment
     income (loss) of ($26,782) and $1,115,
     respectively).........................................       $9,192,523           $6,503,740
                                                                  ==========           ==========

---------------
(1) Commencement of operations.

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               BALANCED FUND        BALANCED FUND
                                                             SIX MONTHS ENDED      JUNE 25, 1998(1)
                                                             NOVEMBER 30, 1999         THROUGH
                                                                (UNAUDITED)          MAY 31, 1999
                                                             -----------------     ----------------
PER SHARE DATA:
  Net asset value, beginning of period....................      $     10.69           $     10.00
  Income from investment operations:
     Net investment income................................             0.08                  0.18
     Net realized and unrealized gain on investments......             0.37                  0.68
                                                                -----------           -----------
       Total from investment operations...................             0.45                  0.86
                                                                -----------           -----------
  Less:
  Dividends from net investment income....................            (0.10)                (0.17)
                                                                -----------           -----------
  Net asset value, end of period..........................      $     11.04           $     10.69
                                                                ===========           ===========
TOTAL RETURN(2)...........................................             4.21 %                8.66 %
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period...............................      $17,942,210           $16,524,409
  Ratio of net expense to average net assets:
       Before expense reimbursement(3)....................             2.08 %                3.83 %
       After expense reimbursement(3).....................             1.30 %                1.30 %
  Ratio of net investment income to average net assets:
       Before expense reimbursement(3)....................             1.02 %               (0.80)%
       After expense reimbursement(3).....................             1.80 %                1.73 %
  Portfolio turnover rate.................................            10.05 %               16.17 %

---------------

(1)Commencement of operations.

(2)Not annualized.

(3)Annualized.

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                GROWTH FUND          GROWTH FUND
                                                             SIX MONTHS ENDED      JUNE 25, 1998(1)
                                                             NOVEMBER 30, 1999         THROUGH
                                                                (UNAUDITED)          MAY 31, 1999
                                                             -----------------     ----------------
PER SHARE DATA:
  Net asset value, beginning of period..................        $    11.42            $    10.00
  Income from investment operations:
     Net investment loss................................             (0.08)                (0.02)
     Net realized and unrealized gain on investments....              0.92                  1.48
                                                                ----------            ----------
       Total from investment operations.................              0.84                  1.46
                                                                ----------            ----------
  Less:
  Dividends from net investment income..................              0.00                 (0.04)
                                                                ----------            ----------
  Net asset value, end of period........................        $    12.26            $    11.42
                                                                ==========            ==========
TOTAL RETURN(2).........................................              7.36 %               14.65 %
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period.............................        $9,192,523            $6,503,740
  Ratio of net expense to average net assets:
       Before expense reimbursement(3)..................              3.20 %                6.12 %
       After expense reimbursement(3)...................              1.50 %                1.50 %
  Ratio of net investment income to average net assets:
       Before expense reimbursement(3)..................             (2.40)%               (5.22)%
       After expense reimbursement(3)...................             (0.70)%               (0.60)%
  Portfolio turnover rate...............................              5.35 %               30.28 %

---------------

(1)Commencement of operations.

(2)Not annualized.

(3)Annualized.

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                         NOVEMBER 30, 1999 (UNAUDITED)

BALANCED FUND

 NUMBER
OF SHARES                                                                       VALUE
---------                                                                    -----------
             COMMON STOCKS -- 51.3%
             ------------------------------------------------------------
             Bank & Bank Holding Co. -- 2.2%
   2,625     Bank of America Corp........................................    $   153,562
   3,400     State Street Corp...........................................        249,688
                                                                             -----------
                                                                                 403,250
                                                                             -----------
             Building -- Maintenance & Service -- 1.2%
   6,225     Ecolab Inc..................................................        215,541
                                                                             -----------
             Business Service -- 2.7%
   5,975     Automatic Data Processing, Inc..............................        295,016
   4,200     Cintas Corp.................................................        192,938
                                                                             -----------
                                                                                 487,954
                                                                             -----------
             Chemical Manufacturing -- 1.0%
   4,175     Praxair, Inc................................................        186,309
                                                                             -----------
             Commercial Services -- 0.8%
  11,025     Servicemaster Co............................................        141,258
                                                                             -----------
             Communications & Media -- 2.1%
   4,250     Omnicom Group...............................................        374,531
                                                                             -----------
             Computer Manufacturing -- 1.4%
   3,050     EMC Corp. Massachusetts* ...................................        254,866
                                                                             -----------
             Drugs -- 6.1%
   2,825     Johnson & Johnson...........................................        293,094
   8,100     Medtronic, Inc..............................................        314,887
   3,050     Merck & Co., Inc............................................        239,425
   6,575     Pfizer, Inc.................................................        237,933
                                                                             -----------
                                                                               1,085,339
                                                                             -----------
             Electrical Equipment -- 2.7%
   2,700     Emerson Electric Co.........................................        153,900
   2,500     General Electric Co.........................................        325,000
                                                                             -----------
                                                                                 478,900
                                                                             -----------
             Electronic -- Miscellaneous -- 1.5%
   3,325     Solectron Corp.* ...........................................        273,897
                                                                             -----------
             Electronic Technology -- 3.0%
   2,450     Hewlett-Packard Co..........................................        232,444
   4,000     Intel Corp..................................................        306,750
                                                                             -----------
                                                                                 539,194
                                                                             -----------

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         NOVEMBER 30, 1999 (UNAUDITED)
BALANCED FUND

 NUMBER
OF SHARES                                                                       VALUE
---------                                                                    -----------
             Energy Raw Material -- 1.5%
   4,700     AES Corp....................................................    $   272,306
                                                                             -----------
             Financial Service -- 3.9%
   4,300     Fannie Mae..................................................        286,487
   5,550     Franklin Resources, Inc.....................................        174,478
   9,725     MBNA Corp...................................................        245,556
                                                                             -----------
                                                                                 706,521
                                                                             -----------
             Food, Beverage & Tobacco -- 3.1%
   9,500     Starbucks Corp.* ...........................................        252,344
   8,000     Sysco Corp..................................................        304,500
                                                                             -----------
                                                                                 556,844
                                                                             -----------
             Insurance -- 1.8%
   3,193     American International Group, Inc...........................        329,677
                                                                             -----------
             Medical -- Wholesale Drug Dist -- 1.3%
   4,425     Cardinal Health, Inc........................................        231,483
                                                                             -----------
             Oil & Gas -- 1.2%
   2,325     Chevron Corp................................................        205,908
                                                                             -----------
             Retail -- Food & Drugs -- 1.1%
   4,825     CVS Corp....................................................        191,492
                                                                             -----------
             Retail -- General -- 4.0%
   3,325     Costco Companies, Inc.* ....................................        304,861
   5,150     Home Depot, Inc.............................................        407,172
                                                                             -----------
                                                                                 712,033
                                                                             -----------
             Software -- 2.0%
   4,000     Microsoft Corp.* ...........................................        364,187
                                                                             -----------
             Telecommunication -- 4.6%
   5,525     Cisco Systems, Inc.* .......................................        492,761
   4,450     Lucent Technologies, Inc....................................        325,128
                                                                             -----------
                                                                                 817,889
                                                                             -----------
             Telephone -- 2.1%
   4,450     MCI WorldCom, Inc.* ........................................        367,959
                                                                             -----------
             TOTAL COMMON STOCKS (COST $7,799,866).......................      9,197,338
                                                                             ===========

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         NOVEMBER 30, 1999 (UNAUDITED)
BALANCED FUND

PRINCIPAL
 AMOUNT                                                                         VALUE
---------                                                                    -----------
             CORPORATE BONDS AND NOTES -- 22.3%
             ------------------------------------------------------------
             Chemicals -- 1.4%
$250,000     E. I. Du Pont De Nemours
             6.875%, 10/15/09............................................    $   245,919
                                                                             -----------
             Electronic Technology -- 1.4%
 250,000     IBM Corp.
             6.450%, 8/01/07.............................................        242,661
                                                                             -----------
             Finance -- Auto Loans -- 2.7%
 500,000     Ford Motor Credit Co.
             5.125%, 10/15/01............................................        486,121
                                                                             -----------
             Finance Company -- 4.4%
 500,000     Assoc. Corp. NA
             6.000%, 4/15/03.............................................        486,495
 300,000     Norwest Corp.
             6.125%, 10/15/00............................................        299,472
                                                                             -----------
                                                                                 785,967
                                                                             -----------
             Food, Beverage & Tobacco -- 3.6%
 100,000     Albertsons, Inc.
             6.375%, 6/01/00.............................................        100,070
 550,000     Sysco Corp.
             7.000%, 5/01/06.............................................        546,715
                                                                             -----------
                                                                                 646,785
                                                                             -----------

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         NOVEMBER 30, 1999 (UNAUDITED)
BALANCED FUND

PRINCIPAL
 AMOUNT                                                                         VALUE
---------                                                                    -----------
             Multimedia -- 2.6%
$500,000     Walt Disney Co.
             5.125%, 12/15/03............................................    $   471,023
                                                                             -----------
             Super-Regional Banks -- US -- 1.0%
 200,000     Wachovia Corp
             6.250%, 8/04/08.............................................        187,121
                                                                             -----------
             Telecommunication Equipment -- 2.5%
 500,000     Lucent Technologies, Inc.
             5.500%, 11/15/08............................................        450,190
                                                                             -----------
             Telephone -- 2.7%
 500,000     Worldcom, Inc.
             6.400%, 8/15/05.............................................        486,328
                                                                             -----------
             TOTAL CORPORATE BONDS AND NOTES (COST $4,168,120)...........      4,002,115
                                                                             ===========
             GOVERNMENT SECURITIES -- 24.3%
             ------------------------------------------------------------
             Government Bonds & Notes -- 12.3%

             US Treasury Notes:
 200,000     5.750%, 10/31/00............................................        199,813
 100,000     6.250%, 10/31/01............................................        100,406
 375,000     5.500%, 2/28/03.............................................        368,437
 300,000     7.250%, 8/15/04.............................................        312,844
 250,000     6.500%, 8/15/05.............................................        253,125
 500,000     5.625%, 2/15/06.............................................        485,157
 500,000     5.500%, 2/15/08.............................................        476,719
                                                                             -----------
             TOTAL GOVERNMENT NOTES (COST $2,285,833)....................      2,196,501
                                                                             ===========
             Government Agency -- 12.0%
             ------------------------------------------------------------
             Federal National Mortgage Association (FNMA) -- 9.0%
 525,000     6.290%, 2/11/02.............................................        524,428
 500,000     6.800%, 1/10/03.............................................        505,027
 250,000     6.350%, 6/10/05.............................................        246,986
 350,000     6.500%, 4/29/09.............................................        331,389
                                                                             -----------
                                                                               1,607,830
                                                                             -----------

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         NOVEMBER 30, 1999 (UNAUDITED)
BALANCED FUND

PRINCIPAL
 AMOUNT                                                                         VALUE
---------                                                                    -----------
             Federal Home Loan Bank -- 3.0%
$300,000     5.755%, 3/25/03.............................................    $   293,683
 250,000     7.100%, 4/10/07.............................................        253,885
                                                                             -----------
                                                                                 547,568
                                                                             -----------
             TOTAL U.S. GOVERNMENT AGENCY (COST $2,216,924)..............      2,155,398
                                                                             ===========
             TOTAL GOVERNMENT SECURITIES (COST $4,502,757)...............      4,351,899
                                                                             ===========
             SHORT TERM INVESTMENTS -- 1.5%
             ------------------------------------------------------------

             Variable Rate Demand Notes**

 274,903     Firstar Bank Demand Note, 5.340%............................        274,903
                                                                             -----------
             TOTAL SHORT-TERM INVESTMENTS (COST $274,903)................        274,903
                                                                             -----------
             TOTAL INVESTMENTS -- 99.4%
             (COST $16,745,646)..........................................     17,826,255
                                                                             -----------
             OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 0.6%.........        115,955
                                                                             -----------
             TOTAL NET ASSETS -- 100.0%..................................    $17,942,210
                                                                             ===========

 * Non-income producing security.

** Variable rate security. The rates listed are as of November 30, 1999.

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                         NOVEMBER 30, 1999 (UNAUDITED)

GROWTH FUND

 NUMBER
OF SHARES                                                                      VALUE
---------                                                                    ----------
             COMMON STOCKS -- 99.2%
             ------------------------------------------------------------
             Bank & Bank Holding Co. -- 4.3%
  2,688      Bank of America Corp........................................    $  157,248
  3,250      State Street Corp...........................................       238,672
                                                                             ----------
                                                                                395,920
                                                                             ----------
             Building -- Maintenance & Service -- 2.4%
  6,350      Ecolab Inc..................................................       219,869
                                                                             ----------
             Business Service -- 5.1%
  5,775      Automatic Data Processing, Inc..............................       285,141
  4,075      Cintas Corp.................................................       187,195
                                                                             ----------
                                                                                472,336
                                                                             ----------
             Chemical Manufacturing -- 2.0%
  4,075      Praxair, Inc................................................       181,847
                                                                             ----------
             Commercial Services -- 1.5%
 10,675      Servicemaster Co............................................       136,773
                                                                             ----------
             Communications & Media -- 3.9%
  4,075      Omnicom Group...............................................       359,109
                                                                             ----------
             Computer Manufacturing -- 2.7%
  2,975      EMC Corp. Massachusetts*....................................       248,598
                                                                             ----------
             Drugs -- 11.8%
  2,750      Johnson & Johnson...........................................       285,313
  7,800      Medtronic, Inc..............................................       303,225
  3,250      Merck & Co., Inc............................................       255,125
  6,700      Pfizer, Inc.................................................       242,456
                                                                             ----------
                                                                              1,086,119
                                                                             ----------
             Electrical Equipment -- 5.2%
  2,650      Emerson Electric Co.........................................       151,050
  2,500      General Electric Co.........................................       325,000
                                                                             ----------
                                                                                476,050
                                                                             ----------
             Electronic -- Miscellaneous -- 2.9%
  3,225      Solectron Corp.*............................................       265,659
                                                                             ----------

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         NOVEMBER 30, 1999 (UNAUDITED)
GROWTH FUND

 NUMBER
OF SHARES                                                                      VALUE
---------                                                                    ----------
             Electronic Technology -- 5.9%
  2,575      Hewlett-Packard Co..........................................    $  244,303
  3,900      Intel Corp..................................................       299,081
                                                                             ----------
                                                                                543,384
                                                                             ----------
             Energy Raw Material -- 2.9%
  4,550      AES Corp....................................................       263,616
                                                                             ----------
             Financial Service -- 7.8%
  4,400      Fannie Mae..................................................       293,150
  5,400      Franklin Resources, Inc.....................................       169,763
 10,000      MBNA Corp...................................................       252,500
                                                                             ----------
                                                                                715,413
                                                                             ----------
             Food, Beverage & Tobacco -- 5.8%
  9,175      Starbucks Corp.*............................................       243,711
  7,725      Sysco Corp..................................................       294,033
                                                                             ----------
                                                                                537,744
                                                                             ----------
             Insurance -- 3.5%
  3,137      American International Group, Inc...........................       323,895
                                                                             ----------
             Medical -- Wholesale Drug Dist -- 2.4%
  4,275      Cardinal Health, Inc........................................       223,636
                                                                             ----------
             Oil & Gas -- 2.3%
  2,350      Chevron Corp................................................       208,122
                                                                             ----------
             Retail -- Food & Drugs -- 2.0%
  4,625      CVS Corp....................................................       183,555
                                                                             ----------
             Retail -- General -- 8.1%
  3,575      Costco Companies, Inc.*.....................................       327,783
  5,300      Home Depot, Inc.............................................       419,031
                                                                             ----------
                                                                                746,814
                                                                             ----------
             Software -- 3.9%
  3,950      Microsoft Corp.*............................................       359,635
                                                                             ----------

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         NOVEMBER 30, 1999 (UNAUDITED)
GROWTH FUND

 NUMBER
OF SHARES                                                                      VALUE
---------                                                                    ----------
             Telecommunication -- 8.9%
  5,600      Cisco Systems, Inc.*........................................    $  499,450
  4,300      Lucent Technologies, Inc....................................       314,169
                                                                             ----------
                                                                                813,619
                                                                             ----------
             Telephone -- 3.9%
  4,300      MCI WorldCom, Inc.*.........................................       355,556
                                                                             ----------
             TOTAL COMMON STOCKS (COST $7,606,477).......................     9,117,269
                                                                             ----------
             TOTAL INVESTMENTS -- 99.2%
             (COST $7,606,477)...........................................     9,117,269
                                                                             ----------
             OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 0.8%.........        75,254
                                                                             ----------
             TOTAL NET ASSETS -- 100.0%..................................    $9,192,523
                                                                             ==========

*  Non-income producing security.

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                         NOVEMBER 30, 1999 (UNAUDITED)

1. ORGANIZATION

   Badgley Funds, Inc. (the "Corporation") was incorporated on April 28, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Badgley Balanced Fund (the "Balanced Fund") and the Badgley Growth Fund (the "Growth Fund") (collectively referred to as the "Funds") are separate, diversified investment portfolios of the Corporation. The principal investment objective of the Balanced Fund is to seek long-term capital appreciation and income. The principal investment objective of the Growth Fund is to seek long-term capital appreciation. A director of Badgley, Phelps and Bell, Inc. (the "Adviser") and a director of the Corporation each acquired 2,500 shares of the Balanced Fund capital stock and shares of the Growth Fund capital stock at $10 per share on June 10, 1998. The Funds commenced operations on June 25, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

   a) Investment Valuation -- Common stocks, other equity-type securities and fixed income securities with a maturity greater than 60 days are valued at the last sales price on the national securities exchange on which such securities are primarily traded. Securities traded on a national securities exchange for which there were no transactions on a given day and securities not listed on a national securities exchange are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Corporation. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

   b) Federal Income Taxes -- No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute investment company net taxable income and net realized gains to shareholders.

   c) Income and Expenses -- The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Funds in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

   d) Distributions to Shareholders -- Dividends from net investment income of the Balanced Fund are declared and paid quarterly. Dividends from net investment income of the Growth Fund are declared and paid annually. The Funds' net realized capital gains, if any, will be distributed at least annually.

   e) Organizational Costs -- The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $26,461 for the Balanced Fund and Growth Fund each, have been

                              BADGLEY FUNDS, INC.
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                         NOVEMBER 30, 1999 (UNAUDITED)

     paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Funds' commencement of operations.

   e) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

   g) Other -- Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified among the capital accounts.

3. CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Funds for the six months ended November 30, 1999, were as follows:

                                                                   BALANCED FUND    GROWTH FUND
                                                                   -------------    -----------
   Shares sold.................................................       213,975         221,023
   Shares issued to holders in reinvestment of dividends.......        13,509              --
   Shares redeemed.............................................      (148,790)        (40,560)
                                                                     --------         -------
   Net increase (decrease).....................................        78,694         180,463
                                                                     ========         =======

   Transactions in shares of the Funds for the period ended May 31, 1999, were as follows:

                                                                   BALANCED FUND    GROWTH FUND
                                                                   -------------    -----------
   Shares sold.................................................      1,597,563        598,588
   Shares issued to holders in reinvestment of dividends.......          7,027          1,321
   Shares redeemed.............................................        (63,511)       (35,383)
                                                                     ---------        -------
   Net increase................................................      1,541,079        564,526
                                                                     =========        =======

                              BADGLEY FUNDS, INC.
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                         NOVEMBER 30, 1999 (UNAUDITED)

4. INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the six months ended November 30, 1999, were as follows:

                                                                   BALANCED FUND    GROWTH FUND
                                                                   -------------    -----------
   Purchases
     U.S. Government...........................................     $  844,243      $       --
     Other.....................................................      1,974,469       2,654,268
   Sales
     U.S. Government...........................................        571,935              --
     Other.....................................................      1,120,426         414,119

   At November 30, 1999, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                                                   BALANCED FUND    GROWTH FUND
                                                                   -------------    -----------
   Appreciation................................................     $1,764,733      $1,837,135
   (Depreciation)..............................................       (684,124)       (326,343)
                                                                    ----------      ----------
   Net appreciation on investments.............................     $1,080,609      $1,510,792
                                                                    ==========      ==========

   At November 30, 1999, the cost of investments for federal income tax purposes was $16,745,646 and $7,606,477 for the Balanced Fund and the Growth Fund, respectively.

   At May 31, 1999, the Funds had accumulated net realized capital loss carryovers of $982 and $1,864 for the Balanced Fund and Growth Fund, respectively. The capital loss carryovers for both Funds expire in 2007. In addition, the Funds realized, on a tax basis, post-October losses through May 31, 1999 of $32,524 and $69,643 for the Balanced Fund and Growth Fund, respectively. These losses are not recognized for tax purposes until the first day of the following fiscal year.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

   The Corporation has an Investment Advisory Agreement (the "Agreement") with the Adviser with whom certain officers and Directors of the Corporation are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Corporation, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.90% of the Balanced Fund's average daily net assets and 1.00% of the Growth Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

   For the fiscal year ending May 31, 2000, the Adviser has agreed to waive its management fee and/or reimburse the Funds' other expenses to the extent necessary to ensure that the Balanced Fund's total operating expenses do not exceed 1.30% of its average daily net assets and that the Growth Fund's total operating expenses do not exceed 1.50% of its average daily net assets. Any such waiver or reimbursement

                              BADGLEY FUNDS, INC.
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                         NOVEMBER 30, 1999 (UNAUDITED)

   is subject to later adjustment during the term of the Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the six months ended November 30, 1999, the Adviser waived/reimbursed expenses of $68,113 and $68,112 for the Balanced Fund and Growth Fund, respectively.

   The Corporation, on behalf of each of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes it to pay Rafferty Capital Markets, Inc. (the "Distributor") a distribution and shareholder servicing fee of 0.25% of each Fund's average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. During the six months ended November 30, 1999, the Balanced Fund and Growth Fund incurred expenses of $21,722 and $9,978, respectively, pursuant to the plan.